UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08014

Investment Company Act File Number

Dividend Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Dividend Builder Portfolio

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 3.6%
Boeing Co. (The)	40,000	$6,003,200
Honeywell International, Inc.	102,000	10,639,620
United Technologies Corp.	178,000	20,861,600

		$37,504,420

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	40,000	$3,877,600

		$3,877,600

Auto Components — 0.4%
Dana Holding Corp.	191,893	$4,060,456

		$4,060,456

Banks — 4.7%
JPMorgan Chase & Co.	385,400	$23,347,532
PacWest Bancorp	233,000	10,925,370
Wells Fargo & Co.	271,000	14,742,400

		$49,015,302

Beverages — 0.9%
Anheuser-Busch InBev NV ADR	78,700	$9,594,317

		$9,594,317

Biotechnology — 2.8%
AMAG Pharmaceuticals, Inc.(1)(2)	113,000	$6,176,580
Biogen, Inc.(2)	13,300	5,615,792
Celgene Corp.(2)	47,000	5,418,160
Gilead Sciences, Inc.(2)	90,000	8,831,700
Incyte Corp.(2)	33,000	3,024,780

		$29,067,012

Capital Markets — 1.2%
Credit Suisse Group AG(2)	471,000	$12,671,748

		$12,671,748

Chemicals — 1.9%
CF Industries Holdings, Inc.	15,000	$4,255,200
LyondellBasell Industries NV, Class A	94,000	8,253,200
Monsanto Co.	70,100	7,889,054

		$20,397,454

Communications Equipment — 3.9%
Cisco Systems, Inc.	294,000	$8,092,350
QUALCOMM, Inc.	320,200	22,202,668
Telefonaktiebolaget LM Ericsson ADR	855,000	10,730,250

		$41,025,268

Consumer Finance — 0.8%
Discover Financial Services	155,000	$8,734,250

		$8,734,250

Diversified Telecommunication Services — 4.1%
AT&T, Inc.	316,000	$10,317,400
Verizon Communications, Inc.	667,680	32,469,278

		$42,786,678

Electric Utilities — 2.4%
Duke Energy Corp.	68,000	$5,221,040
NextEra Energy, Inc.	195,000	20,289,750

		$25,510,790

Security	Shares	Value
Electrical Equipment — 1.2%
Eaton Corp. PLC	183,000	$12,433,020

		$12,433,020

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	144,000	$12,015,360

		$12,015,360

Food & Staples Retailing — 2.5%
CVS Health Corp.	183,000	$18,887,430
Wal-Mart Stores, Inc.	93,000	7,649,250

		$26,536,680

Food Products — 4.3%
General Mills, Inc.	340,000	$19,244,000
Kraft Foods Group, Inc.	52,000	4,529,980
Pinnacle Foods, Inc.	534,000	21,792,540

		$45,566,520

Health Care Equipment & Supplies — 1.6%
Hill-Rom Holdings, Inc.	120,000	$5,880,000
Medtronic PLC	145,500	11,347,545

		$17,227,545

Health Care Providers & Services — 1.3%
Aetna, Inc.	133,000	$14,168,490

		$14,168,490

Hotels, Restaurants & Leisure — 1.5%
Las Vegas Sands Corp.	187,000	$10,292,480
McDonald’s Corp.	57,000	5,554,080

		$15,846,560

Independent Power and Renewable Electricity Producers — 0.5%
Abengoa Yield PLC(1)	158,500	$5,354,130

		$5,354,130

Industrial Conglomerates — 2.7%
General Electric Co.	1,127,000	$27,960,870

		$27,960,870

Insurance — 6.3%
ACE, Ltd.	201,800	$22,498,682
Aflac, Inc.	346,000	22,147,460
Prudential PLC	421,000	10,447,302
XL Group PLC	320,000	11,776,000

		$66,869,444

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(2)	22,000	$8,186,200

		$8,186,200

Internet Software & Services — 1.8%
Facebook, Inc., Class A(2)	119,000	$9,783,585
Google, Inc., Class C(2)	16,300	8,932,400

		$18,715,985

IT Services — 0.8%
International Business Machines Corp.	55,500	$8,907,750

		$8,907,750

Machinery — 0.3%
Trinity Industries, Inc.	93,000	$3,302,430

		$3,302,430

Media — 3.6%
Comcast Corp., Class A	412,000	$23,265,640
Walt Disney Co. (The)	138,000	14,474,820

		$37,740,460

Security	Shares	Value
Multi-Utilities — 2.2%
PG&E Corp.	432,800	$22,968,696

		$22,968,696

Multiline Retail — 1.0%
Dollar General Corp.(2)	71,000	$5,351,980
Target Corp.	65,000	5,334,550

		$10,686,530

Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	74,400	$7,810,512
Exxon Mobil Corp.	317,800	27,013,000
Occidental Petroleum Corp.	216,500	15,804,500
Phillips 66	271,500	21,339,900

		$71,967,912

Paper & Forest Products — 2.1%
International Paper Co.	407,000	$22,584,430

		$22,584,430

Pharmaceuticals — 7.7%
AbbVie, Inc.	94,000	$5,502,760
Merck & Co., Inc.	531,000	30,521,880
Pfizer, Inc.	381,000	13,254,990
Roche Holding AG PC	39,000	10,716,889
Teva Pharmaceutical Industries, Ltd. ADR	346,100	21,562,030

		$81,558,549

Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	93,072	$16,217,796
Public Storage	79,000	15,574,060

		$31,791,856

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	177,000	$11,151,000
Cypress Semiconductor Corp.(2)	733,300	10,346,863
Teradyne, Inc.	405,000	7,634,250

		$29,132,113

Software — 4.4%
Mentor Graphics Corp.	332,000	$7,977,960
Microsoft Corp.	938,000	38,134,390

		$46,112,350

Specialty Retail — 1.8%
Home Depot, Inc. (The)	168,200	$19,109,202

		$19,109,202

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	303,400	$37,752,062
Western Digital Corp.	80,000	7,280,800

		$45,032,862

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	127,000	$5,261,610

		$5,261,610

Tobacco — 3.9%
Altria Group, Inc.	429,300	$21,473,586
Reynolds American, Inc.	283,000	19,501,530

		$40,975,116

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	78,500	$18,511,085

		$18,511,085

Total Common Stocks (identified cost $943,364,047)		$1,050,769,050

Covered Put Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$72.50	1/15/16	$178,605
Las Vegas Sands Corp.	985	65.00	1/15/16	173,360

				$351,965

Total Covered Put Options Purchased (identified cost $374,157)				$351,965

Short-Term Investments — 0.2%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.06%(4)(5)	$1,512	$1,512,066
Eaton Vance Cash Reserves Fund, LLC, 0.18%(5)	1,063	1,062,950

Total Short-Term Investments (identified cost $2,575,016)		$2,575,016

Total Investments — 99.9% (identified cost $946,313,220)		$1,053,696,031

Covered Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Bristol-Myers Squibb Co.	810	$57.50	1/15/16	$(225,990)
Dollar General Corp.	705	70.00	5/1/15	(24,675)
Las Vegas Sands Corp.	985	40.00	1/15/16	(133,468)

Total Covered Put Options Written (premiums received $439,979)				$(384,133)

Covered Call Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Aetna, Inc.	1,330	$115.00	4/24/15	$(45,220)
Anheuser-Busch InBev NV ADR	787	130.00	4/17/15	(21,643)
Comcast Corp., Class A	3,530	62.50	4/17/15	(14,120)
Home Depot, Inc. (The)	925	122.00	4/24/15	(14,337)
McDonald’s Corp.	570	100.00	5/15/15	(91,200)
Walt Disney Co. (The)	550	113.00	4/24/15	(7,975)

Total Covered Call Options Written (premiums received $538,911)				$(194,495)

Other Assets, Less Liabilities — 0.1%				$1,220,928

Net Assets — 100.0%				$1,054,338,331

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	All or a portion of this security was on loan at March 31, 2015.

(2)	Non-income producing security.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At March 31, 2015, the Portfolio loaned securities having a market value of $1,462,916 and received $1,512,066 of cash collateral for the loans.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 were $2,436 and $865, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$946,382,596

Gross unrealized appreciation	$123,724,015
Gross unrealized depreciation	(16,410,580)

Net unrealized appreciation	$107,313,435

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	28,711	1,770,936
Options terminated in closing purchase transactions	(3,535)	(118,194)
Options exercised	(2,978)	(149,075)
Options expired	(12,006)	(524,777)

Outstanding, end of period	10,192	$978,890

At March 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

During the fiscal year to date ended March 31, 2015 the Portfolio entered into written and purchased option transactions on individual securities to seek return and to seek to hedge against fluctuation in securities prices.

At March 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $351,965 and $578,628, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$100,891,018	$—		$—	$100,891,018
Consumer Staples	122,672,633	—		—	122,672,633
Energy	83,983,272	—		—	83,983,272
Financials	145,963,550	23,119,050		—	169,082,600
Health Care	131,304,707	10,716,889		—	142,021,596
Industrials	103,589,425	—		—	103,589,425
Information Technology	188,926,328	—		—	188,926,328
Materials	42,981,884	—		—	42,981,884
Telecommunication Services	42,786,678	—		—	42,786,678
Utilities	53,833,616	—		—	53,833,616
Total Common Stocks	$1,016,933,111	$33,835,939	*	$—	$1,050,769,050
Covered Put Options Purchased	$351,965	$—		$—	$351,965
Short-Term Investments	—	2,575,016		—	2,575,016
Total Investments	$1,017,285,076	$36,410,955		$—	$1,053,696,031

Liability Description
Covered Put Options Written	$(384,133)	$—		$—	$(384,133)
Covered Call Options Written	(194,495)	—		—	(194,495)
Total	$(578,628)	$—		$—	$(578,628)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015